SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Significant Accounting Policies
Schedule of anti-dilutive effect on loss per share

	March 31,
	2026	2025	2024
Warrants	1,531,581	481,581	481,581
Share options	2,246,507	225,117	90,281
Restricted stock units	1,241,334	5,410	18,467